Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2018
Convertible Redeemable Preferred Shares
Convertible Redeemable Preferred Shares

13. Convertible Redeemable Preferred Shares

The Group's preferred shares consist of the following:

	As of December 31,
	2017	2018
	US$	US$
Series A preferred shares ( US$0.00001 par value; 442,174,065 and nil shares authorized, issued and outstanding with redemption value of US$6,168,328 and nil as of December 31, 2017 and 2018, respectively.)	4,112,218	—
Series B preferred shares ( US$0.00001par value; 423,682,617 shares and nil authorized, issued and outstanding with redemption value of US$12,257,781 and nil as of December 31, 2017 and 2018)	7,288,964	—
Series B+ preferred shares ( US$0.00001par value; 129,616,445 and nil shares authorized, issued and outstanding with redemption value of US$3,750,000 and nil as of December 31, 2017 and 2018)	2,500,000	—
Series B-1 preferred shares ( US$0.00001 par value; 119,688,525 and nil shares authorized, issued and outstanding with redemption value of US$6,925,540 and nil as of December 31, 2017 and 2018)	7,166,628	—
Series C preferred shares ( US$0.00001 par value; 651,629,045 and nil shares authorized, issued and outstanding with redemption value of US$103,950,000 and nil as of December 31, 2017 and 2018)	69,300,000	—
Series D preferred shares ( US$0.00001 par value; 223,478,358 and nil shares authorized, issued and outstanding with redemption value of US$54,312,440 and nil as of December 31, 2017 and 2018)	46,000,000	—
Series D-1 preferred shares ( US$0.00001 par value; 89,668,956 and nil shares authorized, issued and outstanding with redemption value of US$22,330,558 and nil as of December 31, 2017 and 2018, respectively)	20,000,000	—
Total	156,367,810	—

Series A preferred shares

In connection with the reorganization described in Note 1, in August 2012, the Company issued 344,086,021 Series A Preferred Shares. One of the outside investors exercised warrants to acquire additional 107,526,882 Series A preferred shares at a per‑share purchase price of US$0.0093 for a total cash consideration of US$1 million.

In January 2017, concurrent with the issuance of Series D‑1 Preferred Shares, the Company repurchased and cancelled 9,438,838 Series A Preferred Shares at the price of US$ 0.2119 per share. The per‑share fair value of the Series A Preferred Shares as determined by the Company with the assistance of independent valuation firm was below the repurchase price paid by the Company. As such, the amount of US$1,028,055 that was paid by the Company in excess of the fair value of the shares at the time of the repurchase as recognized as deemed dividend.

Series B preferred shares & Series B‑1 preferred shares

In October 2012, the Company issued 423,682,617 shares of series B preferred shares (“Series B Preferred Shares”) at a per‑share purchase price of US$0.0193 for total cash consideration of US$8,171,853 to a group of third party investors. In conjunction with the issuance of Series B Preferred Shares, the Company also granted warrants to certain Series B preferred shareholders to purchase convertible redeemable preferred shares up to US$4,679,804 at a per‑share exercise price of US$0.0386. The total cash consideration was allocated between Series B preferred shares and warrants based on a residual value method. The cash consideration was first allocated to warrants based on the fair value of the warrants of US$882,889 and the remaining cash consideration of US$7,288,964 was recorded as the initial carrying value of Series B Preferred Shares. The warrants were exercised subsequently in July 2014. As a result, 119,688,525 Series B‑1 Preferred Shares were issued for total cash proceeds of US$4,506,857.

Series B+ preferred shares

In May 2013, the Company issued 129,616,445 shares of Series B+ preferred shares (“Series B+ Preferred Shares”) at a per‑share purchase price of US$0.0193 for total cash consideration of US$2.5 million to a group of unrelated third party investors.

Series C preferred shares

In July 2014, the Company issued 651,629,045 shares of Series C preferred shares (“Series C Preferred Shares”) at a per‑share purchase price of US$0.1063 for total cash consideration of US$69.3 million to an unrelated third party investor.

Series D preferred shares

In July 2016, the Company issued 223,478,358 shares of Series D preferred shares (“Series D Preferred Shares”) at a per‑share purchase price of US$0.2058 for total cash consideration of US$46 million to a group of unrelated third party investors.

Series D‑1 Preferred Shares

In January 2017, the Company issued 89,668,956 shares of Series D‑1 preferred shares (“Series D‑1 Preferred Shares”) at a per‑share purchase price of US$0.2230 for total cash consideration of US$20 million to a group of unrelated third party investors.

The key terms of the preferred Shares are as follows:

Conversion

Each holder of Preferred Shares shall have the right, at such holder’s sole discretion, to convert all or any portion of the Preferred Shares into ordinary shares based on a one‑for‑one basis at any time. The initial conversion price is the issuance price of Preferred Shares, subject to adjustment in the event of (1) stock splits, share combinations, share dividends and distribution, recapitalizations and similar events, and (2) issuance of new securities at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.

The Preferred Shares will be automatically converted into ordinary shares at the then applicable conversion price upon the earlier of (1) the closing of a Qualified Initial Public Offering (QIPO), which refers to a firm underwritten initial public offering resulting in (i) market capitalization of at least US$1,000,000,000, and (ii) gross proceeds to the Company of at least US$100,000,000; or (2) the vote or written consent of the holders of more than two thirds (2  /  3) of the then issued and outstanding Preferred Shares.

The Group has determined that there was no beneficial conversion feature (BCF) attributable to the Preferred Shares, as the effective conversion price was greater than the fair value of the ordinary shares on the respective commitment dates. The Group will reevaluate whether additional BCF is required to be recorded upon the modification to the effective conversion price of the Preferred Shares, if any.

Voting Rights

The preferred shareholders are entitled to vote with ordinary shareholders on an as‑converted basis.

Dividends

The preferred shareholders participate in dividends on an as‑converted basis and must be paid prior to any payment on ordinary shares.

Redemption

Redemption date

Upon the issuance of Series D Preferred Shares, Series A, B, B+, B‑1 and C Preferred Shares are redeemable at the option of each holder in the event that (i) a QIPO does not take place by June 30, 2020, (ii) there occurs any material breach by any companies of the Group or the founding shareholders which could reasonably be expected to have a Material Adverse Effect, (iii) there is any change in the PRC legal environment regarding the corporate structure of any Group Company which could reasonably be expected to have a material adverse effect, or (iv) any holder of previously issued Preferred Shares exercises its redemption right.

Each Series D and D‑1 Preferred Share shall be redeemable at the option of each holder, in the event that (i) the Company fails to submit a formal application for QIPO at an securities exchange in the US or Hong Kong or PRC by June 30, 2019; (ii) the Company fails to complete a QIPO by June 30, 2020; (iii) any of the following events occurs (“Events of Default”):(1) there occurs any material breach of the preferred shares purchase agreement by any of the Group, founders or founder’s holding companies; (2) there occurs any event that causes a material adverse effect on the Group; (3) any of the key employees ceased to devote less than 80% of his business time and attention to the business of the Group; or (4) the Group is subject to any official criminal charge, investigation or conviction; or (vi) any holder of previously issued Preferred Shares exercises its redemption right.

In conjunction with the issuance of Series D Preferred Shares, the Company modified Series A, B, B+, B‑1 and C Preferred Shares to extend the date of mandatory redemption as noted above. The Company does not consider this change as an extinguishment of Series A, B, B+, B‑1 and C Preferred Shares as the impact of this change was not significant.

Redemption price

The redemption price with respect to each Series A, B, B+, B‑1 and C Preferred Share shall be 150% of the issue price per Preferred Share (adjusted for any share splits, share transfer, share dividends, combinations, recapitalizations and similar transactions), plus all accumulated dividends declared and unpaid with respect to up to the date of redemption.

The redemption price with respect to each Series D Preferred Share shall be the original issue price plus annual rate of return of 12%, excluding all the distributed dividends (if any). The redemption price with respect to each Series D‑1 Preferred Share is the same as Series D, plus the term that the applicable rate of return shall be replaced with 15% if the redemption is triggered by the occurrence of the any Event of Default.

Management of the Group evaluated that redemption was not probable and therefore did not accrete the Preferred Shares to the redemption value. The redemption value as of December 31, 2017 would be US$209,694,647.

Liquidation

Upon any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, distributions to the holders of the Company shall be made in the following matters:

Before any distribution or payment shall be made to the holders of any Series C, B‑1, B+, B and A Shares and any Ordinary Shares, each holder of Series D‑1 and D Preferred Shares shall be entitled to receive an amount equal to sum of (i) the issue price (adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions, as applicable), plus annual interest calculated at 12%. (The foregoing amount shall not exceed 155% of the issue price); (2) all dividends accrued and unpaid with respect to Series D‑1 and D Preferred Share then held by the holder.

Before any distribution or payment shall be made to the holders of Series B‑1, B+, B and A Preferred Shares and Ordinary Shares, each holder of Series C Preferred Shares shall be entitled to receive an amount equal to 115% of the issue price (adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions, as applicable), plus all dividends accrued and unpaid with respect to Series C Preferred Share held by the holders.

Before any distribution or payment shall be made to the holders of any Series A Preferred Shares and any Ordinary Shares, each holder of Series B‑1, B+ and B Preferred Shares shall be entitled to receive an amount equal to 130% of the issue price (adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions, as applicable), plus all dividends accrued and unpaid with respect to Series B‑1, B+, and B Preferred Share held by the holders.

Before any distribution or payment shall be made to the holders of any Ordinary Shares, each holder of Series A Preferred Shares shall be entitled to receive an amount equal to the applicable the issue price (adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions, as applicable), plus all dividends accrued and unpaid with respect to the per Series A Preferred Share held by the holders.

Deemed Liquidation

The following events shall be treated as a liquidation unless waived by the holders of at least a majority of the issued and outstanding Series A, B, B+, B‑1, C, D and D‑1 Preferred Shares, each voting together as a single group on an as‑converted basis: (i) any consolidation, amalgamation or merger of the Company with or into any other person or other corporate reorganization (excluding any transaction effected solely for tax purposes or to change the Company’s domicile), in which the members of the Company immediately prior to such transactions, own less than 50% of the Company’s voting power immediately after the transactions to which the Company is a party in which in excess of 50% of the Company’s voting power is transferred; (ii) the sale, exchange, transfer or other disposition of a majority of the outstanding share capital of the Company to one person(s), under circumstances in which the holders of a majority in voting power of the outstanding share capital of the Company immediately prior to such transaction beneficially own less than a majority in voting power of the outstanding share capital of the surviving entity or the acquiring Person immediately following such transaction; (iii) a sale, lease or other disposition of all or substantially all of the assets of the Company or any Group Company; or the exclusive licensing of all or substantially all of the Company’s or any Group Company’s intellectual property to a third party.

On October 2, 2018, all of the preferred shares were converted to 2,079,938,011 shares of Class A ordinary shares immediately upon the completion of the Group's IPO.